Information by business segment and geographic area (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 10,498	$ 8,804	$ 19,756	$ 16,923
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	6,641	5,762	12,333	10,916
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,062	1,004	2,092	2,059
Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	185	197	338	363
Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	7,888	6,963	14,763	13,338
Nickel [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,209	1,024	2,370	1,985
Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,297	779	2,477	1,520
Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	104	38	146	80
Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,610	1,841	4,993	3,585
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	5,283	4,329	9,652	8,215
Country Of China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4,975	4,186	8,977	7,811
Country Of China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			20
Country Of China [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	7		7
Country Of China [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4,982	4,186	9,004	7,811
Country Of China [Member] | Nickel [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	141	106	303	198
Country Of China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	151	26	308	188
Country Of China [Member] | Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	9	11	37	18
Country Of China [Member] | Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	301	143	648	404
Country Of Japan [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	639	648	1,258	1,165
Country Of Japan [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	536	555	1,049	999
Country Of Japan [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	24	40	83	59
Country Of Japan [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1	1	1	1
Country Of Japan [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	561	596	1,133	1,059
Country Of Japan [Member] | Nickel [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	78	52	125	106
Country Of Japan [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Japan [Member] | Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Japan [Member] | Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	78	52	125	106
Asia Except Japan And China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,094	905	2,064	1,615
Asia Except Japan And China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	621	533	1,284	1,068
Asia Except Japan And China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	65	84	112	122
Asia Except Japan And China [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2	2	6	8
Asia Except Japan And China [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	688	619	1,402	1,198
Asia Except Japan And China [Member] | Nickel [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	109	97	197	195
Asia Except Japan And China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	297	186	454	215
Asia Except Japan And China [Member] | Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		3	11	7
Asia Except Japan And China [Member] | Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	406	286	662	417
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	811	774	1,594	1,588
Country Of Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	244	233	491	482
Country Of Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	361	326	707	703
Country Of Brazil [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	173	193	322	353
Country Of Brazil [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	778	752	1,520	1,538
Country Of Brazil [Member] | Nickel [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	29	16	67	39
Country Of Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Brazil [Member] | Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4	6	7	11
Country Of Brazil [Member] | Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	33	22	74	50
Country Of United States Of America [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	332	273	636	570
Country Of United States Of America [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	56	67	109	121
Country Of United States Of America [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1	1	1	1
Country Of United States Of America [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	57	68	110	122
Country Of United States Of America [Member] | Nickel [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	233	198	484	421
Country Of United States Of America [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	42	7	42	27
Country Of United States Of America [Member] | Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	275	205	526	448
Americas Except United States And Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	184	199	438	368
Americas Except United States And Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Americas Except United States And Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	58	45	144	94
Americas Except United States And Brazil [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Americas Except United States And Brazil [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	58	45	144	94
Americas Except United States And Brazil [Member] | Nickel [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	126	154	294	274
Americas Except United States And Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Americas Except United States And Brazil [Member] | Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Americas Except United States And Brazil [Member] | Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	126	154	294	274
Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	523	453	994	916
Country Of Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	83	77	164	159
Country Of Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	59	30	92	71
Country Of Germany [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Germany [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	142	107	256	230
Country Of Germany [Member] | Nickel [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	147	126	247	268
Country Of Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	234	218	491	412
Country Of Germany [Member] | Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		2		6
Country Of Germany [Member] | Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	381	346	738	686
Europe Except Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,234	795	2,371	1,606
Europe Except Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	182	178	368	397
Europe Except Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	44	13	91	46
Europe Except Germany [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1		1
Europe Except Germany [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	227	191	460	443
Europe Except Germany [Member] | Nickel [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	343	246	638	447
Europe Except Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	615	349	1,224	705
Europe Except Germany [Member] | Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	49	9	49	11
Europe Except Germany [Member] | Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,007	604	1,911	1,163
Middle East Africa And Oceania [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	398	428	749	880
Middle East Africa And Oceania [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	395	399	734	843
Middle East Africa And Oceania [Member] | Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	395	399	734	843
Middle East Africa And Oceania [Member] | Nickel [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3	29	15	37
Middle East Africa And Oceania [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 3	$ 29	$ 15	$ 37